CONSOLIDATED CASH FLOW STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (24,352)	$ (15,841)	$ (14,400)
Adjustments required to reflect net cash used in operating activities (see appendix below)	3,805	1,328	232
Net cash used in operating activities	(20,547)	(14,513)	(14,168)
CASH FLOWS - INVESTING ACTIVITIES
Long-term investment	(1,000)
Investments in short-term deposits	(44,016)	(32,982)	(63,130)
Maturities of short-term deposits	33,327	42,334	50,083
Maturities of restricted deposits			166
Purchase of property and equipment	(338)	(52)	(2,683)
Purchase of intangible assets	(3,900)	(3)	(36)
Net cash provided by (used in) investing activities	(15,927)	9,297	(15,600)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	38,773	2,183	29,053
Proceeds of bank loan			467
Repayments of bank loan	(93)	(93)	(31)
Net cash provided by financing activities	38,680	2,090	29,489
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,206	(3,126)	(279)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	2,469	5,544	5,790
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	435	51	33
CASH AND CASH EQUIVALENTS - END OF YEAR	5,110	2,469	5,544
Income and expenses not involving cash flows:
Depreciation and amortization	481	482	441
Long-term prepaid expenses	(9)	6	(9)
Exchange differences on cash and cash equivalents	(435)	(51)	(33)
Loss (gain) on adjustment of warrants to fair value	127	(207)	(1,292)
Share-based compensation	1,508	1,075	1,152
Interest and exchange differences on short-term deposits	(530)	(387)	(182)
Interest and linkage differences on bank loan		(1)	1
Warrant issuance costs	17
Total income and expense not involving cash flows	1,159	917	78
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other receivables	(415)	42	(42)
Increase in accounts payable and accruals	3,061	369	196
Total Change in operating asset and liability	2,646	411	154
Total Adjustments required to reflect net cash used in operating acivities	3,805	1,328	232
Supplementary information on investing and financing activities not involving cash flows:
Supplementary information on interest received in cash	494	453	173
Supplementary non-cash investment (see Note 19)	2,985
Debt as of January 1, 2017	343
Debt as of December 31, 2017	250	343
Long Term Bank Loan [Member]
Supplementary information on investing and financing activities not involving cash flows:
Debt as of January 1, 2017	343
Cash flows	(93)
Other non-cash movements
Debt as of December 31, 2017	250	343
Warrant [Member]
Supplementary information on investing and financing activities not involving cash flows:
Debt as of January 1, 2017	1
Cash flows	1,077
Other non-cash movements	127
Debt as of December 31, 2017	1,205	1
Total [Member]
Supplementary information on investing and financing activities not involving cash flows:
Debt as of January 1, 2017	344
Cash flows	984
Other non-cash movements	127
Debt as of December 31, 2017	$ 1,455	$ 344